Natural and environmental resources (Details) - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016
Disclosure of Natural and environmental resources [Line Items]
Net balance as of December 31, 2016		$ 22,341,047		$ 24,043,297
Net balance as of December 31, 2017		21,308,265		22,341,047
Oil and gas investments [Member]
Disclosure of Natural and environmental resources [Line Items]
Net balance as of December 31, 2016		16,608,681		17,273,579
Net balance as of December 31, 2017		16,168,895		16,608,681
Asset retirement cost [Member]
Disclosure of Natural and environmental resources [Line Items]
Net balance as of December 31, 2016		914,242		580,576
Net balance as of December 31, 2017		630,562		914,242
Exploration and evaluation [member]
Disclosure of Natural and environmental resources [Line Items]
Net balance as of December 31, 2016	[2]	4,818,124	[1]	6,189,142
Net balance as of December 31, 2017	[1]	4,508,808		4,818,124	[2]
Natural and environmental resources [Member] | Cost [member]
Disclosure of Natural and environmental resources [Line Items]
Balance		54,202,135		52,099,869
Additions/capitalizations		3,426,405		2,121,295
Acquisition of interests in joint operations		141,950
Adjustment to fair value of participation in joint operations		451,095
Increase (decrease) in abandonment costs		(117,082)		562,151
Disposals		(253,551)		(185,522)
Dry wells		(898,264)	[3]	(342,691)	[4]
Capitalized financial interests		82,347		98,431
Exchange differences capitalized		5,588		7,259
Foreign currency translation		(77,523)		(464,543)
Transfers	[5]	(55,171)
Other				305,886
Balance		56,907,929		54,202,135
Natural and environmental resources [Member] | Cost [member] | Oil and gas investments [Member]
Disclosure of Natural and environmental resources [Line Items]
Balance		47,079,096		44,148,353
Additions/capitalizations		2,422,203		3,045,474
Acquisition of interests in joint operations		141,950
Adjustment to fair value of participation in joint operations		451,095
Increase (decrease) in abandonment costs		224		0
Disposals		(38,072)		(26,548)
Dry wells		0	[3]	0	[4]
Capitalized financial interests		72,395		0
Exchange differences capitalized		4,913		0
Foreign currency translation		(62,446)		(352,766)
Transfers	[5]	112,500
Other				264,583
Balance		50,183,858		47,079,096
Natural and environmental resources [Member] | Cost [member] | Asset retirement cost [Member]
Disclosure of Natural and environmental resources [Line Items]
Balance		2,304,915		1,762,374
Additions/capitalizations		59,345		10,391
Acquisition of interests in joint operations		0
Adjustment to fair value of participation in joint operations		0
Increase (decrease) in abandonment costs		(143,241)		566,213
Disposals		(629)		(37,942)
Dry wells		0	[3]	0	[4]
Capitalized financial interests		0		0
Exchange differences capitalized		0		0
Foreign currency translation		(573)		(8,049)
Transfers	[5]	(4,554)
Other				11,928
Balance		2,215,263		2,304,915
Natural and environmental resources [Member] | Cost [member] | Exploration and evaluation [member]
Disclosure of Natural and environmental resources [Line Items]
Balance	[2]	4,818,124	[1]	6,189,142
Additions/capitalizations		944,857	[1]	(934,570)	[2]
Acquisition of interests in joint operations	[1]	0
Adjustment to fair value of participation in joint operations	[1]	0
Increase (decrease) in abandonment costs		25,935	[1]	(4,062)	[2]
Disposals		(214,850)	[1]	(121,032)	[2]
Dry wells		(898,264)	[1],[3]	(342,691)	[2],[4]
Capitalized financial interests		9,952	[1]	98,431	[2]
Exchange differences capitalized		675	[1]	7,259	[2]
Foreign currency translation		(14,504)	[1]	(103,728)	[2]
Transfers	[1],[5]	(163,117)
Other	[2]			29,375
Balance	[1]	4,508,808		4,818,124	[2]
Natural and environmental resources [Member] | Accumulated depletion and impairment [member]
Disclosure of Natural and environmental resources [Line Items]
Balance		(31,861,088)		(28,056,572)
Depletion expense		(4,173,319)		(3,705,767)
Impairment				(239,151)
Recovery (losses) for impairment		376,934
Disposals		38,098		64,262
Foreign currency translation		42,359		224,069
Transfers	[5]	(22,648)
Other				(147,929)
Balance		(35,599,664)		(31,861,088)
Natural and environmental resources [Member] | Accumulated depletion and impairment [member] | Oil and gas investments [Member]
Disclosure of Natural and environmental resources [Line Items]
Balance		(30,470,415)		(26,874,774)
Depletion expense		(3,979,179)		(3,496,998)
Impairment				(239,151)
Recovery (losses) for impairment		376,934
Disposals		37,808		26,320
Foreign currency translation		42,114		218,898
Transfers	[5]	(22,225)
Other				(104,710)
Balance		(34,014,963)		(30,470,415)
Natural and environmental resources [Member] | Accumulated depletion and impairment [member] | Asset retirement cost [Member]
Disclosure of Natural and environmental resources [Line Items]
Balance		(1,390,673)		(1,181,798)
Depletion expense		(194,140)		(208,769)
Impairment				0
Recovery (losses) for impairment		0
Disposals		290		37,942
Foreign currency translation		245		5,171
Transfers	[5]	(423)
Other				(43,219)
Balance		(1,584,701)		(1,390,673)
Natural and environmental resources [Member] | Accumulated depletion and impairment [member] | Exploration and evaluation [member]
Disclosure of Natural and environmental resources [Line Items]
Balance	[2]	0	[1]	0
Depletion expense		0	[1]	0	[2]
Impairment	[2]			0
Recovery (losses) for impairment	[1]	0
Disposals		0	[1]	0	[2]
Foreign currency translation		0	[1]	0	[2]
Transfers	[1],[5]	0
Other	[2]			0
Balance	[1]	$ 0		$ 0	[2]

[1]	The balance of exploration and evaluation includes mainly investments made in the Purple Angel, Tayrona and unconventional hydrocarbons projects and in the developing fields, Piedemonte, Castilla y Tibú.
[2]	The balance of exploration and evaluation mainly includes investments in production projects of direct operation in Castilla, Chichimene and Piedemonte. Additionally, it includes offshore exploration projects: Fuerte Sur, Kronos and Tayrona and Onshore: Caño Sur block, CPO 10 and non-conventional hydrocarbons program.
[3]	Includes mainly dry wells in operation of: 1) Ecopetrol S.A. for (COP$450,524): Kronos, Brama, Catfish and Venus, among others, 2) Ecopetrol America Inc for (COP$312,684): Warrior # 2 and Parmer and 3) Ecopetrol Costa Afuera for (COP$57,877): Molusco.
[4]	Includes dry wells in operation of: 1) Ecopetrol for COP$302,965; 2) ECP Oil and Gas Germany GmbH for COP$26,273; 3) Ecopetrol America Inc. for COP$5,032; 4) Hocol S.A. for COP$5,049 and 5) Ecopetrol Brasil for COP$3,372.
[5]	Corresponds mainly to transfers to property, plant and equipment.